UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves

Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.1%
Bank of America NA:
0.24%, 9/21/15	$10,000	$10,000,000
0.29%, 10/05/15	7,000	7,000,000
State Street Bank & Trust, 0.33%, 10/01/15 (a)	8,000	8,000,000
Wells Fargo Bank NA (a):
0.30%, 11/30/15	15,000	15,000,000
0.19%, 12/08/15	15,000	15,000,000
0.31%, 1/14/16	3,000	3,000,000

		58,000,000
Yankee (b) — 44.5%
Bank of Montreal, Chicago:
0.25%, 10/20/15	9,500	9,500,000
0.30%, 11/04/15	8,000	8,000,000
0.32%, 2/26/16 (a)	30,000	30,000,000
Bank of Nova Scotia, Houston (a):
0.29%, 11/06/15	20,000	20,000,000
0.29%, 11/17/15	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York:
0.26%, 9/25/15	22,000	22,000,000
0.34%, 11/23/15 (a)	20,000	20,000,000
BNP Paribas SA, New York, 0.30%, 9/23/15	15,000	15,000,000
Credit Agricole CIB, NY:
0.30%, 8/03/15	10,000	10,000,000
0.32%, 11/03/15	25,000	25,000,000
Credit Industriel et Commercial, NY:
0.39%, 9/03/15	15,000	15,000,000
0.25%, 9/08/15	15,000	15,000,000
0.32%, 9/16/15 (a)	7,000	7,000,000
Credit Suisse NY, 0.23%, 8/03/15	6,000	6,000,000
DNB Bank ASA, NY, 0.12%, 8/05/15	30,000	30,000,000
Mizuho Bank Ltd., New York:
0.26%, 9/01/15	8,000	8,000,000
0.27%, 9/15/15	6,000	6,000,000
0.30%, 10/05/15	17,750	17,750,000
National Bank of Canada, NY (a):
0.30%, 10/20/15	15,000	15,000,000
0.34%, 12/24/15	15,000	15,000,000
Nordea Bank Finland PLC, NY, 0.34%, 11/20/15	15,000	14,999,767
Norinchukin Bank, NY:
0.26%, 8/14/15	15,000	15,000,000
0.34%, 10/20/15 (a)	5,000	5,000,000
0.34%, 11/12/15 (a)	14,000	14,000,000
Rabobank Nederland NV, NY (a):
0.33%, 9/16/15	25,000	25,000,000
0.28%, 12/21/15	10,000	10,000,000
0.30%, 1/11/16	20,000	20,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Standard Chartered Bank, NY, 0.30%, 9/11/15	$13,000	$13,000,000
Sumitomo Mitsui Banking Corp, NY, 0.34%, 11/23/15 (a)	20,000	20,000,000
Toronto-Dominion Bank, NY:
0.28%, 9/04/15 (a)	20,000	20,000,000
0.35%, 9/10/15	8,000	8,000,000
0.30%, 2/25/16 (a)	13,000	13,000,000
Westpac Banking Corp., NY, 0.28%, 8/26/15 (a)	18,000	18,000,000

		510,249,767
Total Certificates of Deposit — 49.6%		568,249,767

Commercial Paper
Antalis SA, 0.15%, 8/05/15 (c)	25,000	24,999,479
BNP Paribas Finance, Inc., 0.31%, 9/01/15 (c)	10,000	9,997,244
BNP Paribas Fortis SA, 0.12%, 8/03/15 (c)	20,000	19,999,800
Cancara Asset Securitlisation LLC, 0.22%, 9/25/15 (c)	12,000	11,995,893
Chariot Funding LLC, 0.40%, 12/29/15 (c)	4,000	3,993,289
Ciesco LLC (c):
0.28%, 8/11/15	17,000	16,998,546
0.35%, 12/02/15	15,000	14,981,917
Collateralized Commercial Paper Co. LLC (c):
0.28%, 9/24/15	4,000	3,998,289
0.35%, 10/28/15	15,000	14,987,021
Collateralized Commercial Paper II Co., 0.26%, 10/01/15 (c)	7,000	6,996,866
CRC Funding LLC, 0.31%, 9/21/15 (c)	15,000	14,993,283
Credit Suisse, 0.27%, 9/01/15 (c)	15,000	14,996,400
Fairway Finance Co. LLC, 0.29%, 11/18/15 (c)	3,000	2,997,342
General Electric Capital Corp., 0.28%, 11/06/15 (a)	15,000	15,000,000
HSBC Bank PLC, 0.27%, 10/23/15 (a)(d)	15,000	15,000,000
Hyundai Capital America, 0.49%, 9/03/15 (c)	2,500	2,498,843
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	10,000	10,000,000
National Australia Funding Delaware, Inc., 0.28%, 8/11/15 (a)(d)	23,000	23,000,000

RETIREMENT RESERVES MONEY FUND	JULY 31, 2015	1

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Natixis, 0.13%, 8/03/15 (c)	$32,000	$31,999,653
State Street Corp., 0.42%, 12/14/15 (c)	10,000	9,984,133
Total Commercial Paper — 23.5%		269,417,998

Municipal Bonds — 0.9%
New Jersey State, RBC Municipal Products, Inc. Trust, GO, Series E-60, 0.18%, 8/07/15 (d)(e)	9,810	9,810,000

Time Deposits
Barclays Bank PLC, 0.14%, 8/03/15	39,330	39,330,000
ING Bank NV, Amsterdam, 0.14%, 8/05/15	5,000	5,000,000
Total Time Deposits — 3.9%		44,330,000

U.S. Treasury Obligations
U.S. Treasury Bill, 0.04%, 10/29/15 (c)	15,000	14,998,500
U.S. Treasury Notes:
0.25%, 8/15/15	23,000	23,001,447
1.25%, 8/31/15	15,000	15,014,397
0.38%, 11/15/15	14,000	14,010,105
0.25%, 11/30/15	10,250	10,252,770
4.50%, 2/15/16	6,000	6,139,366
0.12%, 4/30/16 (a)	31,800	31,800,046
Total U.S. Treasury Obligations — 10.0%		115,216,631

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 03/03/15 to be repurchased at $23,423,729, collateralized by a Corporate/Debt Obligation, 0.00% due 05/31/45, original par and fair values of $30,760,000 and $28,058,034, respectively) (a)	23,381	23,381,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $28,058,034)		23,381,000
	Par (000)	Value
Repurchase Agreements
Goldman Sachs & Co., 0.16%, 8/05/15 (Purchased on 7/29/15 to be repurchased at $23,000,716 collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.00% due 10/01/38 to 3/01/45, original par and fair values of $25,759,470 and $23,690,000, respectively)	$23,000	$23,000,000
Goldman Sachs & Co., 0.16%, 8/06/15 (Purchased on 7/30/15 to be repurchased at $18,000,560, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 6.00% due 4/01/38 to 2/01/42, original par and fair values of $128,139,549 and $18,540,000, respectively)	18,000	18,000,000
Total Value of Goldman Sachs & Co. (collateral value of $42,230,000)		41,000,000
J.P. Morgan Securities LLC, 0.58%, 8/19/15 (Purchased on 5/19/15 to be repurchased at $5,007,411, collateralized by a Corporate/Debt Obligations, 0.40% , due 11/25/36, original par and fair values of $25,865,000 and $6,000,386, respectively)	5,000	5,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $6,000,386)		5,000,000
Mizuho Securities USA, Inc., 0.22%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $3,000,055, collateralized by various U.S. Government Sponsored Agency Obligations, 4.50% due 12/20/43, original par and fair values of $22,600,138 and $3,330,000, respectively)	3,000	3,000,000

2	RETIREMENT RESERVES MONEY FUND	JULY 31, 2015

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Mizuho Securities USA, Inc., 1.16%, 9/01/15 (Purchased on 1/08/15 to be repurchased at $19,144,484, collateralized by Various Corporate Debt/Obligations , 5.35% to 6.03% due 01/25/22 to 09/25/37, original par and fair values of $23,149,598 and $22,800,000, respectively) (e)	$19,000	$19,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $26,130,000)		22,000,000
Morgan Stanley & Co. LLC, 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $32,458,379, collateralized by a U.S. Government Sponsored Agency Obligation, 2.50% to 9.50%, due 08/20/17 to 05/20/45, original par and fair values of $45,518,497 and 33,107,160, respectively)	32,458	32,458,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $33,107,160)		32,458,000
	Par (000)	Value
Repurchase Agreements
Wells Fargo Securities LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $9,009,900, collateralized by various Corporate/Debt Obligations, 3.80% to 9.63% due 2/01/24 to 4/01/43, original par and fair values of $8,248,257 and $9,450,001, respectively)	$9,000	$9,000,000
Wells Fargo Securities LLC, 0.52%, 10/08/15 (Purchased on 7/09/15 to be repurchased at $13,017,088, collateralized by various Corporate/Debt Obligations, 3.00% to 7.88% due 10/15/15 to 02/10/45, original par and fair values of $13,338,886 and $13,650,001, respectively)	13,000	13,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $23,100,002)		22,000,000
Total Repurchase Agreements — 12.7%		145,839,000
Total Investments (Cost — $1,152,863,396*) — 100.6%		1,152,863,396
Liabilities in Excess of Other Assets — (0.6)%		(6,688,281)

Net Assets — 100.0%		$1,146,175,115

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

GO	General Obligation Bonds

Fair Value Hierarchy as of July 31, 2015

RETIREMENT RESERVES MONEY FUND	JULY 31, 2015	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,152,863,396	—	$1,152,863,396

[1] See above Schedule of Investments for values of each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $8,861 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

4	RETIREMENT RESERVES MONEY FUND	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2015